Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus
* * *
Transamerica Aegon High Yield Bond VP
Transamerica Multi-Managed Balanced VP
* * *
Transamerica Aegon High Yield Bond VP
Effective immediately, the third paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. This “top‑down” analysis assists the sub‑adviser in analyzing portfolio risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
* * *
Transamerica Multi-Managed Balanced VP
Effective immediately, the eighth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio is deleted entirely and replaced as follows:
In managing the portfolio’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica AEGON High Yield Bond VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus
* * *
Transamerica Aegon High Yield Bond VP
* * *
Transamerica Aegon High Yield Bond VP
Effective immediately, the third paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio is deleted entirely and replaced as follows:
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. This “top‑down” analysis assists the sub‑adviser in analyzing portfolio risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub‑adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022

Transamerica Multi-Managed Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus
* * *
Transamerica Multi-Managed Balanced VP
* * *
Transamerica Multi-Managed Balanced VP
Effective immediately, the eighth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio is deleted entirely and replaced as follows:
In managing the portfolio’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub‑adviser’s research analysts also integrate ESG matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
* * *
Investors Should Retain this Supplement for Future Reference
September 26, 2022